OPERATING EXPENSES	12 Months Ended
Dec. 31, 2019
OPERATING EXPENSES
NOTE 7 - OPERATING EXPENSES
The company has no employees other than the directors, who did not receive any remuneration. The Company incurred $
417,407
in start-up fees, incorporation fees, legal fees and audit fees from inception period (March 28,2019) to December 31, 2019. The operating expenses of $254,515 were paid by Directors of the company and $32,000 is still accrued as of December 31, 2019.